UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from August 1, 2006 to August 31, 2006
Commission File Number of issuing entity: 333-132560-02
Ford Credit Floorplan Master Owner Trust A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-132560	Commission File Number of depositor: 333-132560-01

Ford Credit Floorplan Corporation	Ford Credit Floorplan LLC

(Exact name of depositor as specified in its charter)	(Exact name of depositor as specified in its charter)
Ford Motor Credit Company

(Exact name of sponsor as specified in its charter)

Delaware	38-6787145

(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o The Bank of New York, as Owner Trustee 101 Barclay, New York, New York	10286

(Address of principal executive offices of the issuing entity)	(Zip Code)
(212) 845-4389

(Telephone number, including area code)
Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series 2006-3 Notes, Class A			x
Series 2006-3 Notes, Class B			x
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
     Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Servicing Report.
PART II — OTHER INFORMATION
Item 9. Exhibits.

Designation	Description
Exhibit 99	Ford Credit Floorplan Master Owner Trust A, Series 2006-3 Monthly Servicing Report

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the servicer, on behalf of the issuing entity, has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorised.

FORD CREDIT FLOORPLAN MASTER OWNER TRUST A (Issuing entity)

By:	Ford Motor Credit Company (Servicer)
/s/ Joseph P. Topolski
Joseph P. Topolski
Assistant Secretary

Date: September 25, 2006

EXHIBIT INDEX

Designation	Description
Exhibit 99	Ford Credit Floorplan Master Owner Trust A, Series 2006-3 Monthly Servicing Report

4